Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

NOTE 20 – TAXES

a. VAT

The Company is subject to VAT and related surcharges in Mainland China for sales of graphite anode materials and providing member services and other in-depth services. The applicable VAT rate is 13% and 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold and services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of Mainland China, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the Mainland China tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, as the case may be, nor will gains derived from the disposal of our ordinary shares be subject to Cayman Islands income or corporation tax.

The United States

The Company’s subsidiary incorporated in the U.S. and is subject to federal income tax rate of 21%. Net operating losses incurred in taxable years beginning after December 31, 2017, may be carried forward indefinitely but are subject to an 80% taxable income limitation.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2025, 2024 and 2023, and accordingly no provision for Hong Kong profits tax has been made in these periods.

Mainland China

The Company’s subsidiaries are incorporated in Mainland China, and are subject to the Mainland China Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law. Sunrise Guizhou is eligible to enjoy a preferential tax rate of 15% from 2024 to 2026 to the extent it has taxable income under the EIT Law.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2025, 2024 and 2023, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of the income tax provision (benefit) were as follows:

	For the years ended December 31,
	2025	2024	2023
Current
Mainland China	$59	$6,009	$228
Deferred
Mainland China	(446)	(446)	(454)
Total	$(387)	$5,563	$(226)

Loss before income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended December 31,
	2025	2024	2023
Mainland China	$(18,428,196)	$(16,127,911)	$(26,296,232)
Others	(8,231,572)	(1,847,690)	(6,624,718)
Loss before income taxes	$(26,659,768)	$(17,975,601)	$(32,920,950)

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, the reconciliation of taxes at the Mainland China EIT rate to our income tax expense for the year ended December 31, 2025 was as follows:

	Amount	Percent

Mainland China EIT rate	$(6,664,942)	25%
Foreign tax effects
Cayman Island
Statutory tax rate difference between Mainland China and Cayman Island	238,143	(0.89)%
Share-based compensation	80,597	(0.30)%
Share subscription discount expenses	1,633,734	(6.13)%
Hong Kong
Statutory tax rate difference between Mainland China and Hong Kong	35,809	(0.13)%
Changes in valuation allowances	69,512	(0.26)%
Other jurisdiction	2,511	(0.01)%
Effect of changes in rates enacted in the current period	77,600	(0.29)%
Tax credits
Research and development tax credits	(289,302)	1.09%
HNTE tax rate credits	1,666,203	(6.25)%
Changes in valuation allowances	1,512,384	(5.69)%
Nontaxable or nondeductible items
Non-deductible expense	53,140	(0.20)%
Effect of true up on net operating loss in the tax returns	1,352,834	(5.07)%
Effect of expired net operating loss	231,390	(0.87)%
Effective tax rate	$(387)	$0.00%

The reconciliation of taxes at the Mainland China EIT rate to our provision for (benefit from) income taxes for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended December 31,
	2024	2023
Loss before income taxes	$(17,975,601)	$(32,920,950)
Mainland China EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(4,493,900)	$(8,230,238)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,040,003	(338)
Effect of changes in tax rate	2,123,753	(1,194,103)
Effect of tax rates in foreign jurisdictions	218,737	1,117,727
Effect of non-deductible share-based compensation	243,186	536,450
Effect of true up on net operating loss in the tax returns	696,285	687,460
Effect of non-deductible expense	44,535	6,277
Super deduction of qualified R&D expenditures	(231,020)	-
Changes in valuation allowance	363,984	7,076,539
Income tax (benefit) expense	$5,563	$(226)
Effective tax rate	(0.03)%	0.00%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, cash paid for income taxes during the year ended December 31, 2025 was as follows:

Mainland China	$7,847
Total	$7,847

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2025	2024
Deferred tax assets
Net operating loss carry forwards	$8,403,413	$6,893,492
Provision for expected credit loss	2,150,488	1,996,852
Finance lease liabilities	50,429	334,895
Impairment on inventory	1,435,636	1,204,730
Impairment of intangible assets	423,172	458,576
Impairment of long-term investment	609,090	583,539
Deferred tax assets, gross	13,072,228	11,472,084
Less: valuation allowance	(12,768,325)	(10,693,306)
Total deferred tax assets, net	$303,903	$778,778

Deferred tax liabilities
Finance lease right-of-use assets	$303,903	$778,778
Assets acquired in the asset acquisition	197,392	189,551
Total deferred tax liabilities	$501,295	$968,329
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$197,392	$189,551

The movement of valuation allowance was as follows:

	As of December 31,
	2025	2024	2023
Balance at beginning of the year	$10,693,306	$10,605,326	$3,936,504
Current year addition	1,581,896	363,984	7,076,539
Foreign currency translation adjustments	493,123	(276,004)	(407,717)
Balance at end of the year	$12,768,325	$10,693,306	$10,605,326

For entities incorporated in Mainland China, net operating loss can be carried forward for five years, while the net operating loss of HNTEs can be carried forward for ten years. As of December 31, 2025, the Company had net operating loss carrying forwards of $44,858,585 from the Company’s PRC subsidiaries, which will expire by in calendar years 2026 through 2035, if not utilized. The graphite anode business was in a competitive environment for the year ended December 31, 2025. Considering the factors in graphite anode business, management believed that there was substantial doubt on realization of the benefits from these losses as they were not able to estimate if the business would start to make profits in the near future. In making as of such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies. Therefore, the Company believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of December 31, 2025 and 2024. Accordingly, as of December 31, 2025 and 2024, $12,768,325 and $10,693,306 valuation allowance has been provided, respectively. The following is a schedule of expiration of carry forward operating loss as of December 31, 2025:

For the years ending December 31,	Amount
2026	$50,998
2027	1,213,573
2028	670,347
2029	3,094,098
2030	2,433,218
2031	-
2032	3,531,458
2033	8,856,396
2034	8,340,974
2035	16,667,523
Total	$44,858,585

As of December 31, 2025, the Company had net operating loss carrying forwards of $511,057 from the Company’s Hong Kong subsidiaries, which will be carried forward indefinitely to offset future profits of the Company’s Hong Kong subsidiaries.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to any potential underpaid income tax expenses.

For the Company’s operating subsidiaries, as of December 31, 2025, the tax years ended December 31, 2020, through December 31, 2025 remain open for statutory examination by PRC tax authorities.